Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Provisions for Income Taxes

Significant components of the provisions for income taxes for the years ended June, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
	$	$	$
Provision for Income Taxes
Current Tax Provision Hong Kong	127,019	127,471	125,802
Deferred Tax Provision Hong Kong	1,712	(5,032)	-
Current Tax Provision PRC	-	29,862	-
Over Provision of PRC Income Tax in prior year	-	-	(217,999)
Deferred Tax Provision PRC	164,361	54,643	14,895
Total Provision (Credit) for Income Taxes	293,092	206,944	(77,302)

Schedule of Effective Tax Rate

The following table reconciles PRC statutory rates to our effective tax rate:

	Year Ended June 30,
	2025	2024	2023
PRC Statutory rate	25%	25%	25%
Effect of different tax jurisdiction	(12)%	(6)%	(7)%
Overprovision of PRC income tax in prior year	-	-	(50)%
Non-deductible expenses	5%	(3)%	-
Tax losses not recognized	(21)%	(18)%	14%
Change in valuation allowance	(2)%	-	-
Effective income tax rate	(5)%	(2)%	(18)%

Schedule of Deferred Tax

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows:

	June 30,	June 30,
	2025	2024
	$	$
Deferred tax assets
Miscellaneous	3,916	22,239
Allowance for doubtful accounts	13,517	15,240
Allowance for inventories	94,703	92,971
Tax loss	199,153	199,144
Total	311,289	329,594
Less: valuation allowance	(145,306)	-
Total deferred tax assets	165,983	329,594